RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

6.	RELATED PARTY BALANCES AND TRANSACTIONS

The Company’s principal related parties with which it had transactions during the three and six months ended June 30, 2026 and 2025, or had balances as of June 30, 2026 and December 31, 2025, are as follows:

Name	Relationship with the Company
Sean Da	Chief Executive Officer, Chairman of the Board, and majority stockholder
Senslab HK Limited (hereinafter referred to as “Senslab HK”)	Affiliate of Sean Da
Senslab Technology Co., Ltd	Affiliate of Sean Da
Ants Technology (HK) Limited	Affiliate of Sean Da
Kami Vision Incorporated	Affiliate of Sean Da
Yunyizhilian Information Technology Co., Ltd (hereinafter referred to as “Yunyizhilian”)	Entity under common control with Sean Da
Shanghai Xiaoyun Technology Co., Ltd.	Former variable interest entity (“Former VIE”)
Kunshan Yishijue Technology Limited.	Former variable interest entity (“Former VIE”)
ZKCam Co., Ltd.	Minority Stockholder of the Company

Impact of Related Party Transactions on Operations

During the three and six months ended June 30, 2026 and 2025, related-party transactions had the following impact on income (loss) before income taxes:

Related Party Transactions	Impact on pre-tax loss
Income Statement	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Revenue share – related party (Kami)	$594,238	$501,307	$1,350,246	$1,071,895
Product revenue -related party (Kami)	-	-	-	134
Product revenue -related party (ZKCam)	5,143	146,655	140,507	146,655
Product revenue – related party (Xiaoyun)	-	-	517	-
Product revenue – related party (Yishijue)	-		667
Intelligent Information Service revenue – related party (Kami)	152,719	-	310,101	-
AI Service Sharing revenue – related party (Kami)	27,130	-	59,790
Product cost -related party	(92,490)	(836,639)	(233,292)	(1,746,262)
General and administrative expenses - Consulting fee-related party (Kami)	(33,869)	(74,996)	(67,480)	(149,482)
General and administrative expenses - Shareholder’s business travel expense (Sean)	(16,378)	(25,800)	(38,114)	(25,800)
General and administrative expenses - Financial consulting fee (Ants)	(15,000)	(15,000)	(30,000)	(30,000)
Other income - Marketing incentive subsidy income (Kami)	-	533,688	-	1,217,586
Total impact on pre-tax income/(loss)	$621,493	$229,215	$1,492,942	$484,726

Related Party Balances

As of June 30, 2026 and December 31, 2025, balances with related parties were as follows.

Related Party Transactions	As of June 30, 2026
Balance Sheet	Ants	Senslab SH	Senslab HK	ZKCam
Accounts receivable - related party	$-	$-	$-	$505,775
Other receivable - related party, net	4,872	42,083	-	-
Prepayment - related party	36,844	-		-
Advance to suppliers – related party	-	1,056,527	21,387	-
Accounts payable - related party	1,795	-	-	-
Other payable - related party	-	-	-	-

Related Party Transactions	As of June 30, 2026
Balance Sheet	Kami	Sean Da	Yi shijue	Xiao Yun
Accounts receivable - related party	$2,744,091	$-	$667	$517
Other receivable - related party, net	-	165,862	-	4,143
Prepayment - related party	-	-	-
Advance to suppliers – related party	-	-	-	-
Accounts payable - related party	-	-	-	-
Other payable - related party	-	-	1,787	-

Related Party Transactions	As of June 30, 2026
Balance Sheet	Total
Accounts receivable - related party	$3,251,050
Other receivable - related party, net	216,960
Prepayment - related party	36,844
Advance to suppliers – related party	1,077,914
Accounts payable - related party	1,795
Other payable - related party	1,787

Related Party Transactions	As of December 31, 2025	As of December 31, 2025	As of December 31, 2025		As of December 31, 2025
Balance Sheet	Ants	Senslab SH	Senslab HK		Xiaoyun
Accounts receivable - related party			$	$-
Other receivable - related party, net	4,872	26,406			4,035
Advance to suppliers – related party	-	-	21,387		-
Prepayment - related party	66,845	-	-

Related Party Transactions	As of December 31, 2025	As of December 31, 2025	As of December 31, 2025	As of December 31, 2025
Balance Sheet	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net	-	-	440,596	475,909
Advance to suppliers – related party	-	-	-	21,387
Prepayment - related party	-	-	-	66,845

Specifically, transactions with each related party presented in the above tables are as follows:

Senslab HK Limited and Senslab Technology Co., Ltd

	June 30,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	0%	$21,387	0%
Advance to suppliers – related party (Senslab SH)	1,056,527	9%	-	-%
Other receivable - related party (Senslab SH)	42,083	0%	26,406	0%
Total	$1,119,997	10%	$47,793	0%

Sean Da, the Company’s Chief Executive Officer, Chairman of the Board, and majority stockholder, owns approximately 38% of Senslab SH, which in turn owns 100% of Senslab HK. Accordingly, Senslab SH and Senslab HK are considered related parties of the Company.

Historically, the Company purchased security camera products from Senslab HK, which sourced the products from Senslab SH and exported them to the Company. Beginning in the fourth quarter of 2023, following Senslab SH’s receipt of import and export qualifications, the Company also began purchasing products directly from Senslab SH.

During the six months ended June 30, 2026, the Company made advance payments of $1,056,527 to Senslab SH for anticipated inventory purchases. As of June 30, 2026, the related inventory had not yet been received, and the amount remained recorded as advance to suppliers—related party.

The increase in balances with Senslab SH during the six months ended June 30, 2026 primarily reflects these advance payments for anticipated inventory procurement.

Ants Technology (HK) Limited

	June 30,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$36,844	0%	$66,845	1%
Other receivable - related party	4,872	0%	4,872	0%
Total	$41,716	0%	$71,717	1%

	June 30,		December 31,
	2026		2025
	Balance	% of Total liabilities	Balance	% of Total liabilities
Accounts Payable-related party	$1,795	0%	$-	-%
Total	$1,795	0%	$-	-%

Sean Da, the Company’s Chief Executive Officer, Chairman of the Board, and majority stockholder, owns 95% of Ants. Accordingly, Ants is considered a related party of the Company.

The Company entered into a consulting agreement with Ants under which Ants provides financial consulting and advisory services. Consulting fees recognized under this agreement were $15,000 and $30,000 for the three and six months ended June 30, 2026, respectively compared to $15,000 and $30,000 for the three and six months ended June 30, 2025, respectively.

The prepayment balance represents advance payments for future consulting services under the agreement. The decrease in the prepayment balance during the six months ended June 30, 2026 primarily reflects the amortization of prepaid consulting fees as services were rendered.

As of June 30, 2026, accounts payable due to Ants totaled $1,795, compared with $nil as of December 31, 2025.

Prepayment – Related Party

The prepayment balance primarily relates to (i) advance payments for inventory purchases from Ants, (ii) amounts advanced to Ants for costs incurred on behalf of the Company, and (iii) advance payments for financial consulting and bookkeeping support services provided by Ants pursuant to a consulting agreement at a monthly fee of $5,000, effective January 1, 2025.

During the three and six months ended June 30, 2026, the Company recognized financial consulting fees of $15,000 and $30,000, respectively, compared with $15,000 and $30,000 for the corresponding periods in 2025. Revenue generated from the sale of inventory purchased from Ants was not material during any of the periods presented.

As of June 30, 2026 and December 31, 2025, the remaining prepayment balances were $36,844 and $66,845, respectively. The decrease during the six months ended June 30, 2026 primarily reflects the amortization of prepaid consulting fees as the related services were rendered.

Other receivable – related party

As of June 30, 2026 and December 31, 2025, the Company had gross other receivable – related party balances due from Ants of $4,872.

Accounts Payable – related party

During the six months ended June 30, 2026, AMCV purchased security cameras from Ants in the amount of $1,799. No purchases from Ants were made during the three months ended June 30, 2026. During the three and six months ended June 30, 2025, AMCV did not purchase any security cameras from Ants.

As of June 30, 2026 and December 31, 2025, accounts payable due to Ants were $1,795 and $nil, respectively.

The following table presents the movement in other receivable – related party balances due from Ants:

	June 30,	December 31,
	2026	2025

Balance at the beginning of the period	$4,872	$1,790,009

Repayment from Ants (1)	-	(1,790,009)
Inventory Transfer /(Procurement) (2)	-	4,872
Balance at the end of the period	$4,872	$4,872

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company.

(2)	Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. For the six months ended June 30, 2026 and the year ended December 31, 2025, such activities resulted in net increases of $nil and $4,872, respectively, to the related-party receivable balance.

Kami Vision Incorporated

Sean Da, the Company’s Chief Executive Officer, Chairman of the Board, and majority stockholder, also serves as the Chief Executive Officer of Kami and holds approximately 80% of its outstanding equity interests. Accordingly, Kami is considered a related party of the Company, and transactions between the Company and Kami are accounted for as related-party transactions.

Revenue-Sharing Arrangement – Cloud Services & AI Service Sharing

In October 2021, the Company entered into a revenue-sharing agreement with Kami related to cloud-based services associated with the Company’s products. These services include cloud storage of recorded video data, image analysis, alert notifications, and intelligent detection services provided to end users.

Under the arrangement, the Company refers customers to Kami and is entitled to a portion of the subscription revenue generated from those customers.

Effective July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenue generated from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

In January 2026, the Company expanded its revenue-sharing arrangement with Kami to include AI service offerings that provide end users with advanced artificial intelligence capabilities, including facial recognition, motion detection, and fall detection. Under the expanded arrangement, the Company is entitled to receive 30% of the subscription revenue generated from these AI services, consistent with the revenue-sharing percentage applicable to cloud service subscriptions under the amended agreement.

For the three months ended June 30, 2026 and 2025, the Company recognized revenue-sharing income from Kami of $774,087 and $501,307, respectively. Revenue recognized during the three months ended June 30, 2026 consisted of:

●	Cloud service revenue-sharing: $594,238

●	AI service-sharing: $27,130

●	Intelligent information service revenue-sharing: $152,719

For the six months ended June 30, 2026 and 2025, the Company recognized revenue-sharing income from Kami of $1,720,137 and $1,071,895, respectively. Revenue recognized during the six months ended June 30, 2026 consisted of:

●	Cloud service revenue-sharing: $1,350,246

●	AI service-sharing: $59,790

●	Intelligent information service revenue-sharing: $310,101

Revenue - sharing arrangement - Intelligent Information Service Agreement

Effective October 1, 2025, the Company entered into an Intelligent Information Service Agreement with Kami.

Under the arrangement, Kami operates an artificial intelligence-driven information distribution platform and related applications that utilize hardware products sold by the Company to generate monetization opportunities. Kami is responsible for all aspects of platform operations, including content distribution, pricing, bidding processes, and relationships with third-party traffic and content providers.

The Company does not operate or control the platform or applications, does not control the services provided to end users, and has no ongoing performance obligations after the sale of its hardware products. Instead, the Company is contractually entitled to receive 30% of the net monetization revenue generated by Kami from users associated with the Company’s products. Net monetization revenue represents gross receipts collected by Kami from third-party platforms, less applicable platform fees and other related charges.

The Company concluded that it acts as an agent in this arrangement because it does not control the underlying services provided to end users, does not establish pricing, and does not receive the gross consideration from third-party platforms. Accordingly, revenue is recognized on a net basis equal to the Company’s contractual share of net monetization revenue in accordance with ASC 606, Revenue from Contracts with Customers.

For the three months ended June 30, 2026 and 2025, the Company recognized revenue of $152,719 and $nil, respectively, under this agreement.

For the six months ended June 30, 2026 and 2025, the Company recognized revenue of $310,101 and $nil, respectively, under this agreement.

In total, revenue recognized from the Company’s cloud service, AI service-sharing, and intelligent information service arrangements with Kami was $774,087 and $501,307 for the three months ended June 30, 2026 and 2025, respectively, and $1,720,137 and $1,071,895 for the six months ended June 30, 2026 and 2025, respectively.

Accounts receivable – related party

Accounts receivable – related party primarily represents amounts due from Kami under the Company’s revenue-sharing arrangements, including the Cloud Services and AI Service Sharing Agreement and the Intelligent Information Service Agreement described above. The balance also includes trade receivables due from ZKCam, Xiaoyun, and Yishijue arising from product sales. These balances represent amounts earned but not yet collected from the related parties as of the respective reporting dates.

The increase in accounts receivable – related party as of June 30, 2026, compared with December 31, 2025, was primarily attributable to increased revenue generated under the Company’s revenue-sharing arrangements with Kami, partially offset by collections received during the period. In addition, outstanding trade receivables from ZKCam contributed to the increase in the related-party accounts receivable balance.

Other Receivable – Related Party and Marketing Incentive Subsidy Income

Effective January 1, 2025, the Company entered into a Market Promotion Subsidy Agreement with Kami pursuant to which Kami agreed to provide an annual subsidy of up to $2.0 million to support the Company’s marketing activities related to Kami’s cloud services. The agreement expired on December 31, 2025 and was not renewed. Accordingly, no such arrangement was in effect during the three and six months ended June 30, 2026.

Under the 2025 agreement, subsidy amounts were determined based on agreed-upon marketing activities performed by the Company and were invoiced periodically to Kami. Because the subsidy was not generated from the Company’s principal revenue-producing activities, the Company recognized the subsidy as other income, with the corresponding receivable recorded as other receivable – related party.

For the three and six months ended June 30, 2026, the Company recognized no marketing incentive subsidy income under this agreement. For the three and six months ended June 30, 2025, the Company recognized marketing incentive subsidy income of $533,688 and $1,217,586, respectively, which was included in other income.

As of June 30, 2026 and December 31, 2025, there were no outstanding other receivable – related party balances related to the Market Promotion Subsidy Agreement.

Product revenue – related party

Historically, to promote adoption of Kami’s cloud subscription services, Kami conducted a promotional campaign under which customers received a complimentary security camera upon subscribing to Kami’s cloud services. As part of this campaign, Kami purchased security cameras from the Company.

During 2026, the Company also sold security camera products to certain other related parties, including ZKCam, in the ordinary course of business.

For the three months ended June 30, 2026 and 2025, product revenue recognized from related parties totaled $5,143 and $146,655, respectively.

For the six months ended June 30, 2026 and 2025, product revenue recognized from related parties totaled $141,691 and $146,789, respectively. The decrease in related-party product revenue during 2026 was primarily attributable to sales to ZKCam, while purchases by Kami remained insignificant following the conclusion of its promotional procurement activities.

Consulting fee

The Company has entered into consulting arrangements with Kami, pursuant to which certain Kami personnel provide consulting and technical support services to the Company. The related consulting fees are recognized as general and administrative expenses in the accompanying condensed consolidated statements of operations.

During the three months ended June 30, 2026 and 2025, the Company incurred consulting fees payable to Kami of $33,869 and $74,996, respectively. During the six months ended June 30, 2026 and 2025, the Company incurred consulting fees of $67,480 and $149,482, respectively. The decrease in consulting fees during the 2026 periods primarily reflects reduced utilization of Kami personnel as the Company continued to internalize certain operational and technical functions.

There were no outstanding amounts payable to Kami for consulting services as of June 30, 2026 or December 31, 2025.

Sean Da

	June 30,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Other receivable – related party	165,862	1%	440,596	4%
Total	$165,862	1%	$440,596	4%

Sean Da, the Company’s Chief Executive Officer, Chairman of the Board, and majority stockholder, periodically incurs business travel and other operating expenditures on behalf of the Company. The Company also advances funds to Sean Da to cover such expenditures, which are recorded as other receivable – related party until the related expenditures are substantiated and recognized in the Company’s condensed consolidated financial statements.

As of December 31, 2025, the balance due from Sean Da consisted primarily of an other receivable of $440,596. During the six months ended June 30, 2026, the other receivable was fully repaid. As of June 30, 2026, the remaining balance of $165,862 primarily represented advances for business travel and other operating expenditures that had not yet been substantiated or settled as of the balance sheet date.

During the three months ended June 30, 2026 and 2025, the Company recognized business travel expenses of $16,378 and $25,800, respectively, as general and administrative expenses. During the six months ended June 30, 2026 and 2025, the Company recognized business travel expenses of $38,114 and $25,800, respectively. All business travel expenses recognized during the six months ended June 30, 2025 were incurred during the second quarter of 2025.

ZKCam Technology Limited

	June 30,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$505,775	5%	$433,888	4%
Total	$505,775	5%	$433,888	4%

ZKCam is a minority stockholder of the Company and is therefore considered a related party. The Company commenced product sales to ZKCam in 2025 following the execution of a product sales agreement. Transactions with ZKCam are conducted in the ordinary course of business and primarily consist of the sale of security camera products.

During the three months ended June 30, 2026 and 2025, the Company recognized product revenue from ZKCam of $5,143 and $146,655, respectively. During the six months ended June 30, 2026 and 2025, product revenue recognized from ZKCam totaled $140,507 and $146,655, respectively.

During the three months ended June 30, 2026, the Company recognized product costs of $7,358 associated with product sales to ZKCam. During the corresponding period in 2025, the Company recognized product costs of approximately $277,386 associated with product sales to ZKCam.

Amounts due from ZKCam primarily arise from these product sales and are included in accounts receivable – related party in the accompanying condensed consolidated balance sheets. As of June 30, 2026 and December 31, 2025, outstanding accounts receivable due from ZKCam were $505,775 and $433,888, respectively. The receivables are unsecured, non-interest-bearing, and are expected to be collected in accordance with the agreed payment terms. The Company evaluates the collectability of related-party receivables on an ongoing basis and believes the outstanding balances were fully collectible as of June 30, 2026.

Shanghai Xiaoyun Technology Co., Ltd.

	June 30,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Other receivable - related party	$4,143	0%	$4,035	0%
Accounts Receivable - related party	$517	0%	$-	-%
Total	$4,660	0%	$4,035	0%

Xiaoyun was previously a VIE of the Company and was deconsolidated in December 2025 when the Company no longer met the criteria for consolidation under U.S. GAAP. Following the deconsolidation, Xiaoyun has been treated as a related party.

Following the deconsolidation, certain product listings on Amazon UK remained active during a transition period. As a result, the Company continued to facilitate limited product sales associated with Xiaoyun through Amazon’s European marketplace. Management concluded that these transactions should be accounted for as direct transactions with Xiaoyun.

During the three months ended June 30, 2026 and 2025, the Company recognized product revenue from Xiaoyun of $nil and $nil, respectively. During the six months ended June 30, 2026 and 2025, product revenue recognized from Xiaoyun totaled $517 and $nil, respectively.

As of June 30, 2026 and December 31, 2025, balances due from Xiaoyun consisted of accounts receivable of $517 and $nil, respectively, and other receivables of $4,143 and $4,035, respectively. These balances primarily arose from transactions conducted in the ordinary course of business following the deconsolidation and are unsecured and non-interest-bearing.

The Company evaluates the collectability of related-party receivables on an ongoing basis and believes that no allowance for expected credit losses was required for amounts due from Xiaoyun as of June 30, 2026.

Kunshan Yishijue Technology Limited

	June 30,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts Receivable - related party	$667	0%	$-	-%
Total	667	0%	$-	-%

	June 30,		December 31,
	2026		2025
	Balance	% of Total Liabilities	Balance	% of Total Liabilities
Other payable - related party	$1,787	0%	$-	-%
Total	$1,787	0%	$-	-%

Yishijue was previously a VIE of the Company and was deconsolidated effective December 1, 2025 when the Company no longer met the criteria for consolidation under U.S. GAAP. Following the deconsolidation, Yishijue has been treated as a related party.

Following the deconsolidation, certain product listings on Amazon’s European marketplaces remained active during a transition period. As a result, the Company continued to facilitate limited product sales associated with Yishijue through Amazon’s European marketplaces. Management concluded that these transactions should be accounted for as direct transactions with Yishijue.

During the three months ended June 30, 2026 and 2025, the Company recognized product revenue from Yishijue of $nil and $nil, respectively. During the six months ended June 30, 2026 and 2025, product revenue recognized from Yishijue totaled $667 and $nil, respectively.

As of June 30, 2026, balances with Yishijue consisted of accounts receivable of $667 and other payable of $1,787. There were no outstanding balances as of December 31, 2025. The receivable arose from product sales conducted in the ordinary course of business following the deconsolidation, while the payable primarily represents operating expenditures incurred on behalf of the Company during the transition period. The receivable is unsecured and non-interest-bearing.

The Company evaluates the collectability of related-party receivables on an ongoing basis and believes that no allowance for expected credit losses was required for amounts due from Yishijue as of June 30, 2026.

8.	RELATED PARTY BALANCES AND TRANSACTIONS

The Company engages in transactions with related parties in the normal course of business. The principal related parties with which the Company had transactions during the years ended December 31, 2025 and 2024 are as follows:

Name	Relationship with the Company
Sean Da	CEO and Board Chair, and majority stockholder
Senslab HK Limited (hereinafter referred to as “Senslab HK”)	Affiliate of Sean Da
Senslab Technology Co., Ltd (hereinafter referred to as “Senslab SH”)	Affiliate of Sean Da
Ants Technology (HK) Limited (hereinafter referred to as “Ants”)	Affiliate of Sean Da
Kami Vision Incorporated (hereinafter referred to as “Kami”)	Affiliate of Sean Da
Yunyizhilian Information Technology Co., Ltd (hereinafter referred to as “Yunyizhilian”)	Entity under common control with Mr. Sean Da.
Shanghai Xiaoyun Technology Co., Ltd. (hereinafter referred to as “Xiaoyun”)	Formerly VIE
ZKCam Co., Ltd. (“ZKCam”)	Minority Stockholder of the Company

Impact of Related Party Transactions on Operations

During the years ended December 31, 2025 and 2024, related party transactions had the following impact on income (loss) before income tax:

Related Party Transactions	Impact on pre-tax income (loss)
Income Statement	Years ended
	December 31,
	2025	2024
Revenue share – related party (Kami)	$3,118,617	$2,754,788
Product revenue - related party (Kami)	3,833	6,270
Product revenue - related party (ZKCam)	511,922	-
Product cost - related party (Senslab)	(2,223,113)	(6,002,463)
(Provision)/reversal for credit losses (Ants)	-	1,262,146
General and administrative expenses - Consulting fee-related party (Kami)	(234,912)	(334,317)
General and administrative expenses - Stockholder’s business travel expense (Sean)	(91,655)	-
General and administrative expenses - Financial consulting fee (Ants)	(60,000)	(60,000)
Other income - Marketing incentive subsidy income (Kami)	1,217,586	1,779,528
Interest expense (Ants)	-	(18,999)
Total impact on pre-tax loss	$2,242,278	$(613,047)
% of pre-tax income (loss)	306%	80%

Related Party Balances

As of December 31, 2025 and 2024, balances with related parties were as follows.

Related Party Transactions				As of December 31, 2025	As of December 31, 2025
Balance Sheet	Ants		Senslab SH	Senslab HK	Xiaoyun
Accounts receivable - related party	$		$-	$-
Other receivable - related party, net		4,872	26,406		4,035
Including:			-	-
Other receivable - related party		4,872	26,406		4,035
Advance to suppliers – related party				21,387	-
Prepayment - related party		66,844	-	-

Related Party Transactions	As of December 31, 2025	As of December 31, 2025	As of December 31, 2025	As of December 31, 2025
Balance Sheet	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net	-	-	440,596	475,909
Including:			-	-
Other receivable - related party	-	-	440,596	475,909
Advance to suppliers – related party	-			21,387
Prepayment - related party	-	-	-	66,844

Related Party Transactions	As of December 31, 2024
Balance Sheet	Ants	Senslab SH	Senslab HK	Kami
Accounts receivable - related party	$-	$-	$-	$190,168
Other receivable - related party, net	1,790,009	-	-	169,833
Including:			-
Other receivable - related party	1,790,009	-	-	169,833
Note receivable - stockholder	-	-	-	-
Prepayment - related party	126,965	-	-	-
Accounts payable - related party	-	6,258,235	2,285,008	-
Other payable - related party	-	-	-	-

Related Party Transactions	As of December 31, 2024
Balance Sheet	Sean Da	Yunyizhilian	Total
Accounts receivable - related party	$-	$-	$190,168
Other receivable - related party, net	-	-	1,959,842
Including:			-
Other receivable - related party	-	-	1,959,842
Note receivable - stockholder	15,862	-	15,862
Prepayment - related party	-	-	126,965
Accounts payable - related party	-	-	8,543,243
Other payable - related party	-	6,269	6,269

Specifically, transactions with each related party presented in the above tables are as follows:

Senslab HK Limited and Senslab Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	1%	$-	-%
Other receivable - related party (Senslab SH)	26,406	1%	-	-%
Total	$47,793	1%	$-	-%

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Accounts payable - related party (Senslab HK)	$-	-%	$2,285,008	24%
Accounts payable - related party (Senslab SH)	-	-%	6,258,235	65%
Total	$-	-%	$8,543,243	89%

Sean Da, the Company’s majority stockholder, owns approximately 38% of Senslab Technology Co., Ltd. (“Senslab SH”), which owns 100% of Senslab HK Limited (“Senslab HK”). Both entities are therefore considered related parties of the Company.

Historically, the Company procured security cameras from Senslab HK. Senslab HK purchased the products from Senslab SH and exported them to the Company. Beginning in the fourth quarter of 2023, after Senslab SH obtained import and export trade approval, the Company also began purchasing security cameras directly from Senslab SH.

During the years ended December 31, 2025 and 2024, the Company purchased security cameras from Senslab HK in the amounts of $0 and $539,068, respectively. During the same periods, purchases from Senslab SH totaled $186,005 and $6,347,602, respectively. The significant decrease in purchases from related party suppliers in 2025 was primarily due to a shift in the Company’s business model toward higher-margin revenue streams, including revenue sharing and intelligent information services, which reduced the Company’s reliance on product sales and corresponding inventory purchases.

As of December 31, 2025 and 2024, accounts payable due to Senslab HK were $0 and $2,285,008, respectively. Accounts payable due to Senslab SH were $0 and $6,258,235, respectively.

As of December 31, 2024, total accounts payable to Senslab HK and Senslab SH aggregated $8,543,243, representing approximately 89% of the Company’s total liabilities. During 2025, the Company settled all outstanding balances payable to Senslab HK and Senslab SH. Accordingly, as of December 31, 2025, there were no outstanding accounts payable balances due to either entity.

The settlement of these balances during 2025 significantly reduced the Company’s concentration of liabilities with related-party suppliers compared to the prior year.

Ants Technology (HK) Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$66,844	1%	$126,965	2%
Other receivable - related party, net	4,872	0%	1,790,009	24%
Allowance for credit losses	-	-%	-	-%
Total	$71,716	1%	$1,916,974	26%

The Amazon online store for the North America region historically operated under Ants Technology (HK) Limited (hereinafter referred to as “Ants”). Ants authorized the Company to utilize its Amazon account free of charge for a period of five years, commencing on October 21, 2021 (hereinafter referred to as the “Authorization Agreement”).

In January 2025, the Company terminated the Authorization Agreement early and assumed ownership and control of the Amazon online store from Ants. Ants transferred to the Company all of its ownership interests in the Amazon online store, including, but not limited to, ownership of the shop, business operation rights, customer resources, operational and technical data, brand usage rights, intellectual property rights (such as trademarks, patents, and copyrights, if applicable), and other assets and rights related to the operation of the Amazon online store.

Sean Da, the Company’s majority stockholder, owns 95% of Ants.

Prepayment – Related Party

Upon signing the Authorization Agreement, the Company agreed to sell Ants’ remaining camera inventories and reimburse certain costs incurred by Ants on its behalf. To facilitate these payments, the Company prepaid Ants $359,192 in 2022.

The prepayment is amortized based on (i) revenue collected from the sale of Ants’ inventories, (ii) reimbursements of costs incurred by Ants, and (iii) financial consulting fees payable to Ants beginning January 1, 2025 for bookkeeping support services at a monthly rate of $5,000.

For the year ended December 31, 2025, the Company recognized $60,000 of financial consulting fees. Revenue collected from the sale of Ants’ inventories was not material for the years presented.

As of December 31, 2025 and 2024, the remaining prepayment balance was $66,844 and $126,965, respectively.

Other receivable – related party (Ants)

As of December 31, 2025 and 2024, the Company had gross “other receivable – related party” balances due from Ants of $4,872 and $1,790,009, respectively. The substantial decrease in 2025 primarily reflects settlement and collection of outstanding balances from prior periods.

The following table presents the movement of “other receivable – related party” balances due from Ants:

	Years ended
	December 31,
	2025		2024

Balance at the beginning of the period	$1,790,009		$1,768,473
Amazon Payments Ants Received (1)	-		(346,458)
Repayment from Ants (1)	(1,790,009)		-
Inventory Transfer /(Procurement) (2)	4,872		427,994
Financial Consulting (3)		-	(60,000)
Balance at the end of the period	$4,872		$1,790,009

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company. During the years ended December 31, 2025 and 2024, Ants repaid $1,790,009 and $346,458, respectively.

(2)

Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During the years ended December 31, 2025 and 2024, such activities resulted in net increases of $4,872 and $427,994, respectively, to the related-party receivable balance.

(3)	The Company engaged employees of Ants to provide bookkeeping and financial consulting services. Financial consulting fees totaled $60,000 for the year ended December 31, 2024 and were recorded as reductions of the related-party receivable balance.

Provision for credit losses – related party

The Company recorded a provision for credit losses of $1,262,146 during the year ended December 31, 2023 related to amounts due from Ants. During the fourth quarter of 2024, the Company reversed the full $1,262,146 allowance previously recorded, as collectability improved and subsequent settlement activity supported recovery of the outstanding balance.

During the year ended December 31, 2025, Ants remitted substantial payments and other settlements were completed, significantly reducing the outstanding related-party receivable balance. As a result of these collections and settlements, management concluded that no allowance for credit losses was required as of December 31, 2025.

Accordingly, the allowance for credit losses was $nil as of both December 31, 2025 and 2024. The carrying value of “other receivable – related party” due from Ants was $4,872 and $1,790,009 as of December 31, 2025 and 2024, respectively.

The following table presents the movement of the allowance for credit losses:

	Years ended
	December 31,
	2025	2024

Balance at beginning of the period	$-	$1,262,146
Provision for credit loss	-	-
Reversal of credit loss previously recorded	-	(1,262,146)
Balance at the end of the period	$-	$-

Note payable – related party

On January 1, 2023, the Company entered into a revolving loan agreement with Ants to borrow up to $1,200,000 during the period from January 1, 2023 through December 31, 2024. The loan was unsecured and bore interest at a daily rate not exceeding 0.041%. The outstanding balance and any accrued interest were payable on demand.

As of December 31, 2025 and December 31, 2024, the Company had no outstanding principal balance or accrued interest under this loan agreement. For the years ended December 31, 2025 and 2024, the Company incurred $nil and $18,999 of interest expense, respectively, related to this loan agreement.

Kami Vision Incorporated

Sean Da, the Company’s majority stockholder, also serves as Chief Executive Officer of Kami Vision Incorporated (“Kami”) and holds approximately 80% ownership of Kami  . Accordingly, transactions between the Company and Kami are considered related-party transactions.

Revenue-Sharing Arrangement – Cloud Services

In October 2021, the Company entered into a revenue-sharing agreement with Kami related to cloud-based services associated with the Company’s products. These services include storage of recorded video data, image analysis, and alert and intelligent detection services provided to end users.

Under the arrangement, the Company refers customers to Kami and is entitled to a portion of the subscription revenues generated from those customers.

On July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenues from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

For the year ended December 31, 2025 and 2024, the Company recognized revenue of $2,895,956 and $2,754,788, respectively, from this revenue-sharing arrangement.

Revenue-sharing arrangement - Intelligent Information Service Agreement

On October 1, 2025, the Company entered into a revenue-sharing arrangement related with Kami.

Under the arrangement, Kami operates an artificial intelligence-driven information distribution platform and related application, which utilizes hardware products sold by the Company to generate monetization opportunities. Kami manages all aspects of the platform operations, including content distribution, pricing, bidding processes, and relationships with third-party traffic or content providers.

The Company does not operate the platform or application, does not control the underlying services provided to end users, and does not have any ongoing performance obligations after the sale of its hardware products. Instead, the Company is contractually entitled to receive 30% of net monetization revenue generated by Kami from users associated with the Company’s products. Net monetization revenue represents gross receipts collected by Kami from third-party platforms, less applicable platform fees and related charges.

The Company concluded that it acts as an agent in this arrangement, as it does not control the services provided to end users, does not determine pricing, and does not receive gross consideration from third-party platforms. Accordingly, revenue is recognized on a net basis equal to the Company’s contractual share of monetization revenue in accordance with ASC 606.

For the year ended December 31, 2025, the Company recognized $222,661 of revenue under this agreement.

Accounts receivable – related party

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Accounts receivable - related party	$1,632,002	13%	$190,168	3%
Other receivable - related party, net	-	-%	169,833	2%
Total	$1,632,002	13%	$360,001	5%

Accounts receivable – related party primarily represent amounts due from Kami under the Company’s revenue-sharing arrangements, including the Intelligent Information Service Agreement described above. These balances represent the Company’s contractual share of monetization revenues earned but not yet remitted by Kami as of the respective reporting dates.

Other receivable – related party as of December 31, 2024 primarily related to amounts due from Ants under prior operating arrangements. These balances were substantially settled during the year ended December 31, 2025, resulting in no outstanding balance as of December 31, 2025.

The increase in accounts receivable – related party as of December 31, 2025 compared to December 31, 2024 primarily reflects increased monetization activities under arrangements with Kami and the timing of settlements.

Subscription Receivable – Related Party

In June 2025, the Company entered into a subscription agreement with Kami Vision Incorporated (“Kami”), pursuant to which Kami subscribed for 228,571 shares of the Company’s common stock for a total purchase price of $5,000,000.

The Company received the full subscription proceeds during 2025, and the transaction was recorded within stockholders’ equity. Accordingly, no subscription receivable was outstanding as of December 31, 2025.

Other Receivable – Related Party and Marketing Incentive Subsidy Income

The Company entered into market promotion subsidy agreements with Kami effective January 1, 2024 and January 1, 2025, respectively. Under these agreements, Kami agreed to provide an annual subsidy of up to $2 million for each of the years 2024 and 2025 to support the Company’s marketing activities related to Kami’s cloud services.

The subsidy amounts are determined based on agreed marketing activities performed and are invoiced periodically by the Company to Kami. As these amounts are not generated from the Company’s primary revenue-producing activities, they are recognized as other income, with the related receivable recorded as “other receivable – related party.”

For the years ended December 31, 2025 and 2024, the Company recognized marketing incentive subsidy income of $1,217,586 and $1,779,528, respectively.

As of December 31, 2025 and 2024, the Company had other receivable – related party balances of $nil and $169,833, respectively. The decrease in 2025 primarily reflects the collection of outstanding balances from Kami.

PIPE Financing Funds

In September 2025, the Company received $4,000,000 from Kami Vision Incorporated (“Kami”) in connection with the PIPE financing. The funds were received prior to the closing of the Business Combination and were subject to completion of the transaction. Accordingly, the Company recorded the amount as a liability within “PIPE financing proceeds received in advance.”

Upon the closing of the Business Combination in December 2025, the PIPE financing was completed and total proceeds of $5,500,000 from Kami were received. The total amount of $5,500,000 includes previously recorded advance, together with additional proceeds received at closing, was reclassified to stockholders’ equity (common stock and additional paid-in capital).

In connection with the PIPE financing, the Company also issued warrants to purchase shares of its common stock (the “PIPE Warrants”) to Kami. The PIPE Warrants issued to Kami represent the right to acquire 1,540,000 shares of common stock, based on the terms of the PIPE financing.

Product revenue – related party

To promote adoption of Kami’s cloud subscription services, Kami launched a promotional campaign beginning in the third quarter of 2024 under which customers received a complimentary security camera upon subscribing to Kami’s cloud services. As part of this promotion, Kami purchased security cameras from the Company.

For the years ended December 31, 2025 and 2024, product revenue – related party from Kami totaled $3,833 and $6,270, respectively. The decline in 2025 reflects reduced promotional procurement activity following the initial launch of the promotional campaign in 2024.

Consulting fee

The Company engaged certain employees of Kami Vision Incorporated (“Kami”) to provide services as contractors. For the years ended December 31, 2025 and 2024, the Company paid Kami consulting service fees of $234,911 and $334,317, respectively. These amounts were recorded within general and administrative expenses in the consolidated statements of operations.

There were no outstanding balances payable to Kami related to consulting services as of December 31, 2025 or 2024.

Sean Da

As of December 31, 2025 and 2024, amounts due from the Company’s majority stockholder were $440,596 and $15,862, respectively, and are included within “other receivable – related party” in the consolidated balance sheets. These balances primarily represent advances made for business travel and related expenditures incurred on behalf of the Company.

As of December 31, 2024, the balance of $15,862 represented a note receivable from the stockholder, which was fully repaid during the year ended December 31, 2025.

Beginning in January 2025, the Company made advance payments to the Company’s majority stockholder, Sean Da, to cover business travel and other operating expenditures incurred on behalf of the Company. These advances are recorded within “other receivable – related party” until the related expenses are substantiated and recognized in the Company’s financial statements.

For the year ended December 31, 2025, business travel expenses of $91,665 were incurred on behalf of the Company and recognized as operating expenses. As of December 31, 2025, the remaining balance of $440,596 represents unsubstantiated or unused advances and is included in “other receivable – related party.” The total balance of $440,596 was fully collected in April 2026.

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Subscription receivable - stockholder	$-	0%	$-	0%
Note receivable – stockholder	-	0%	15,862	0%
Other receivable – related party	440,596	0%	-	0%
Total	$440,596	0%	$15,862	0%

Yunyizhilian Information Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Other payable - related party	$-	0%	$6,269	0%

Yunyizhilian Information Technology Co., Ltd. (“Yunyizhilian”) is affiliated with Ants Technology (HK) Limited (“Ants”), which is a related party of the Company.

Amounts due to Yunyizhilian arose from related-party operating and working capital arrangements. The balance outstanding as of December 31, 2024 primarily represented a short-term, non-interest-bearing working capital advance.

The Company evaluated and recorded the related-party payable balance as of December 31, 2025 based on the underlying books and records.

ZKCam Technology Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$433,888	3%	$	0%

ZKCam Technology Limited (“ZKCam”) is an affiliate of the Company. During the year ended December 31, 2025, the Company entered into transactions with ZKCam in the ordinary course of business, primarily consisting of the sale of products. For the year ended December 31, 2025, product revenue recognized from ZKCam totaled $511,922, compared to $0 for the year ended December 31, 2024.

Amounts due from ZKCam primarily arose from these product sales and represent trade receivables generated in the normal course of business. As of December 31, 2025, the outstanding balance due from ZKCam was $433,888, which is included in accounts receivable – related party in the consolidated balance sheets. These receivables are unsecured, non-interest-bearing, and due on demand. The Company evaluates the collectability of related party receivables on an ongoing basis and believes the outstanding balance as of December 31, 2025 is fully collectible.

There was no balance outstanding as of December 31, 2024. The Company evaluated and recorded the related-party receivable balance as of December 31, 2025 based on the underlying books and records. Management assesses the collectability of related-party receivables on an ongoing basis and believes the outstanding balance as of December 31, 2025 is fully recoverable.

Shanghai Xiaoyun Technology Co., Ltd.

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Other receivable - related party	$4,035	3%	$	0%

Shanghai Xiaoyun Technology Co., Ltd. (“Xiaoyun”) was previously a variable interest entity (“VIE”) of the Company and was deconsolidated in December 2025 when the Company ceased to meet the criteria for consolidation.

Following the deconsolidation, Xiaoyun is considered a related party of the Company.

Amounts due from Xiaoyun primarily arose from transactions in the ordinary course of business subsequent to deconsolidation. The balance outstanding as of December 31, 2025 represents trade receivables, is non-interest-bearing, and is due on demand.

There was no balance outstanding as of December 31, 2024.

The Company evaluated and recorded the related-party receivable balance as of December 31, 2025 based on the underlying books and records. Management assesses collectability on an ongoing basis and believes the amount is recoverable as of December 31, 2025.